File# 1-14850
CERT NYS

13002253

Received SEC

MAY 03 2013

Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

May 3, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Diageo Capital plc, 0.625% Notes due 2016 1.125% Notes due 2018, 2.625% Notes due 2023 and 3.875% Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 29, 2013. Tentative listing date – May 7, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com